Payroll, staff and employee benefits obligations - Actuarial assumptions (Details)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension benefits
Assumptions used to determine benefits obligations
Discount rate (as a percent)	2.48%	2.60%	3.25%
Inflation rate (as a percent)	2.40%	2.41%	2.43%
Pension benefits | Euro zone
Assumptions used to determine benefits obligations
Discount rate (as a percent)	1.71%	1.69%	2.18%
Inflation rate (as a percent)	1.50%	1.50%	1.75%
Pension benefits | United States
Assumptions used to determine benefits obligations
Discount rate (as a percent)	3.75%	4.00%	4.25%
Inflation rate (as a percent)	2.50%	2.50%	2.50%
Pension benefits | United Kingdom
Assumptions used to determine benefits obligations
Discount rate (as a percent)	2.50%	2.75%	3.75%
Inflation rate (as a percent)	3.50%	3.50%	3.25%
Other benefits
Assumptions used to determine benefits obligations
Discount rate (as a percent)	2.52%	2.51%	3.00%
Other benefits | Euro zone
Assumptions used to determine benefits obligations
Discount rate (as a percent)	1.93%	1.85%	2.42%
Other benefits | United States
Assumptions used to determine benefits obligations
Discount rate (as a percent)	3.75%	4.00%	4.25%